Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 12, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2017